Events after the reporting period	12 Months Ended
Dec. 31, 2020
Events After The Reporting Period [Line Items]
Disclosure of events after reporting period [text block]

Note 34 Events after the reporting period

Events subsequent to the publication of the unaudited fourth quarter 2020 report

The 2020 results and the balance sheet as of 31 December 2020 differ from those presented in the unaudited fourth quarter 2020 report published on 26 January 2021 as a result of events adjusted for after the balance sheet date. Provisions for litigation, regulatory and similar matters increased, which reduced 2020 operating profit before tax and 2020 net profit attributable to shareholders each by USD 72 million. As a result, basic earnings per share decreased by USD 0.02 and diluted earnings per share decreased by USD 0.02.

›Refer to Note 18 for more information about provisions for litigation, regulatory and similar matters

UBS AG
Events After The Reporting Period [Line Items]
Disclosure of events after reporting period [text block]

Note 34 Events after the reporting period

Events subsequent to the publication of the unaudited fourth quarter 2020 report

The 2020 results and the balance sheet as of 31 December 2020 differ from those presented in the unaudited fourth quarter 2020 report published on 26 January 2021 as a result of events adjusted for after the balance sheet date. Provisions for litigation, regulatory and similar matters increased, which reduced 2020 operating profit before tax and 2020 net profit attributable to shareholders each by USD 72 million.

›Refer to Note 18 for more information about provisions for litigation, regulatory and similar matters